Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Goodwill
Changes in goodwill for the years ended December 31, 2023 and 2022 are as follows (in thousands):

	December 31,
	2023	2022
Goodwill, beginning of year	$125,166	$125,166
Impairment of goodwill	(40,000)	—

Goodwill, end of year	$85,166	$125,166